Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Equity [Abstract]
Summary of the company's stock options activity
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	44,351,200	$0.21	9.27	$-	$-
Forfeited	(25,846,200)	0.20
Outstanding at September 30, 2018	18,505,000	.22	8.46	-	-
Outstanding at December 31, 2018	18,505,000	.22	7.18	-	-
Exercisable at December 31, 2018	9,073,000	$0.21	6.37	$-	$-

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2016	26,800,000	$0.20	9.80	$-	$19,564,000
Granted	26,051,200	0.21	-	0.15	-
Forfeited	(8,500,000)	0.20	-		-
Outstanding at September 30, 2017	44,351,200	$0.21	9.27	$-	$0
Forfeited	(25,846,200)	0.20
Outstanding at September 30, 2018	18,505,000	.22	8.46	-	0
Exercisable at September 30, 2018	7,544,000	$0.21	7.18	$-	$0

Summary of the company's warrant activity
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	500,000	$0.01	2.94	$.36	$-
Granted	300,000
Anti Dilution	68,778,947	$0.00151	4.08	.0036	$185,822
Outstanding and exercisable at September 30, 2018	69,578,947	$0.00158	4.1	$-	$185,822
Exercised at October 17, 2018	(39,990,513)	$0.000158	4.1	$-	$28,793
Anti Dilution adjustment at December 31, 2018	106,995,193
Outstanding and exercisable at December 31, 2018	136,583,627

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2016	500,000	$0.01	-	0.36	$-
Outstanding at September 30, 2017	500,000	$0.01	2.94	$.36	$-
Granted	300,000
Anti Dilution	68,778,947	$0.00151	4.08	.0036	$185,822
Outstanding at September 30, 2018	69,578,947	$0.00158	4.1	$-	$185,822
Exercisable at September 30, 2018	69,578,947	$0.000158	4.1	$-	$185,822